Modification of Earlier Arrangement and Acquisition of Sri Sai (Tables)	12 Months Ended
Mar. 31, 2024
Modification of Earlier Arrangement and Acquisition of Sri Sai [Abstract]
Schedule of Applying the New Accounting Policy
Extract from Financial Statements	As at April 1, 2022 (Pre-adjustment)	Adjustments	As at April 1, 2022 (Post-adjustment)	As at March 31, 2023
Assets items
Non-current assets
Intangible (Customer Acquisition, net of amortisation)	35,186,496	(35,186,496)	—	—
Deferred tax assets*	537,915	(537,915)	—	—
Current assets
Other receivables	50,939,090	(50,939,090)	—	—
Total of assets	86,663,501	(86,663,501)	—	—
Liabilities Items
Non-current liabilities
Customer Acquisition List Payable, net of current portion	(29,146,665)		—	—
Less: Part Payment made towards Customer Acquisition during the year ended March 31, 2023	(395,209)		—	—
Net of payments during the year ended March 31, 2023	(28,751,456)	28,751,456	—	—
Deferred tax liability*	(2,297,717)	2,297,717

Current liabilities
Other financial liabilities
Interest on tax payable	(845,792)	845,792
Other current liabilities:
CSR expenses payable	(206,619)		—	—
Statutory liabilities*	(7,790,691)	7,997,310	—	—
Customer acquisition payable	(29,146,665)	29,146,665
Current tax liability	(3,305,308)	3,305,308
Total of liabilities	(72,344,247)	72,344,247	—	—
Net balances adjusted		(14,319,254)	—	—
Retained earnings (refer to Consolidated Statement of Changes in Equity)	12,148,403	(14,319,254)	(2,170,851)	4,518,954

*        These balances were as per standalone financial statements of Lytus India